SUPPLEMENTAL CASH FLOW INFORMATION SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Cash Flow Statement [Abstract]
Disclosure Of Interest And Income Taxes Paid [Table Text Block]

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Interest paid	$76	$84	$127	$95
Income taxes paid	$34	$100	$145	$100

Disclosure Of Changes In Non-cash Working Capital [Table Text Block]
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Accounts receivable	$(16)	$(11)	$(56)	$(42)
Accounts payable and other	32	16	(5)	(14)
Changes in non-cash working capital, net	$16	$5	$(61)	$(56)